(Earnings) loss per share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
(Earnings) loss per share [Table Text Block]
	Years ended December 31
	2023	2022	2021
Net loss (earnings)	$17,213	$(24,908)	$16,790
Weighted average basic number of shares outstanding	144,184,481	139,470,950	119,701,040
Basic loss (earnings) per share	$0.12	$(0.18)	$0.14
Weighted average diluted number of shares outstanding	144,184,481	139,481,236	119,701,040
Diluted loss (earnings) per share	$0.12	$(0.18)	$0.14